SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

CLASSES A, B, C AND S
DWS Strategic High Yield Tax–Free Fund

The following replaces the disclosure in the “Portfolio management” section of the fund’s prospectuses:

The following people handle the day–to–day management of the fund:

Philip G. Condon
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the fund.
m Head of Municipal Bond Portfolio Management.
m Joined Deutsche Asset Management in 1983 and the fund in 1987.
m Over 33 years of investment industry experience.
m BA and MBA, University of Massachusetts at Amherst.
Rebecca L. Flinn
Director of Deutsche Asset Management and Portfolio Manager of the fund.
m Joined Deutsche Asset Management in 1986 and the fund in 1998.
m Over 23 years of investment industry experience.
m BA, University of Redlands, California.

A. Gene Caponi, CFA
Managing Director of Deutsche Asset Management and Portfolio Manager of the fund.
m Joined Deutsche Asset Management in 1998 and the fund in 2009.
m Prior experience as an investment analyst and banker at T. Rowe Price Associates, Lehman Brothers, The  Sanwa Bank and Ayco/American Express.
m Over 20 years of investment industry experience.
m BS from State University of New York, Oswego; MBA from State University of New York at Albany.

The following replaces the disclosure in the “Fund’s Performance History” section of the fund’s prospectus for Classes A, B and C:

The inception date for Class A, B and C shares is May 1, 2000.

Please Retain This Supplement for Future Reference.

January 14, 2010             [DWS INVESTMENTS LOGO]
DNTFIF-3602                Deutsche Bank Group

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

INSTITUTIONAL CLASS
DWS Strategic High Yield Tax–Free Fund

The following replaces the disclosure in the “Portfolio management” section of the fund’s prospectus:

The following people handle the day–to–day management of the fund:

Philip G. Condon
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the fund.
m Head of Municipal Bond Portfolio Management.
m Joined Deutsche Asset Management in 1983 and the fund in 1987.
m Over 33 years of investment industry experience.
m BA and MBA, University of Massachusetts at Amherst.
Rebecca L. Flinn
Director of Deutsche Asset Management and Portfolio Manager of the fund.
m Joined Deutsche Asset Management in 1986 and the fund in 1998.
m Over 23 years of investment industry experience.
m BA, University of Redlands, California.

A. Gene Caponi, CFA
Managing Director of Deutsche Asset Management and Portfolio Manager of the fund.
m Joined Deutsche Asset Management in 1998 and the fund in 2009.
m Prior experience as an investment analyst and banker at T. Rowe Price Associates, Lehman Brothers, The Sanwa Bank and Ayco/American Express.
m Over 20 years of investment industry experience.
m BS from State University of New York, Oswego; MBA from State University of New York at Albany.

The following is added as a new footnote to the fee table in the ”How Much Investors Pay” section of the fund’s prospectus:

4Through September 30, 2010, the Advisor has voluntarily agreed to waive a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at 0.66% for Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Please Retain This Supplement for Future Reference.

January 14, 2010 [DWS INVESTMENTS LOGO] DNTFIF-3603 Deutsche Bank Group